Deferred income taxes - Movement on gross deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes
Beginning balance	¥ (495,264)	¥ (756,274)	¥ (1,121,103)
(Credited) charged to consolidated income statements	404,147	(100,921)	(194,244)
Currency translation differences	(10,980)	24,354	20,225
Ending balance	(531,529)	(495,264)	(756,274)
Deferred tax liabilities
Deferred income taxes
Beginning balance	(495,264)	(756,274)	(1,121,103)
(Credited) charged to consolidated income statements	(64,561)	246,554	360,420
Currency translation differences	28,296	14,456	4,409
Ending balance	(531,529)	(495,264)	(756,274)
Intangible assets arising from business combinations
Deferred income taxes
Beginning balance	(25,600)	(263,031)	(659,926)
(Credited) charged to consolidated income statements	22,600	237,431	396,895
Ending balance	(3,000)	(25,600)	(263,031)
Right-of-use assets
Deferred income taxes
Beginning balance	(198,167)	(288,386)	(258,690)
(Credited) charged to consolidated income statements	(12,668)	90,219	(29,696)
Ending balance	(210,835)	(198,167)	(288,386)
Contract assets, and others
Deferred income taxes
Beginning balance	(271,497)	(204,857)	(202,487)
(Credited) charged to consolidated income statements	(74,493)	(81,096)	(6,779)
Currency translation differences	28,296	14,456	4,409
Ending balance	¥ (317,694)	¥ (271,497)	¥ (204,857)